Trade and other receivables - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Trade receivables	£ 4,672	£ 4,615
Other receivables	970	984
Associates and joint ventures [member]
Disclosure of trade and other receivables [line items]
Trade receivables	11	9
Other receivables	£ 7	£ 7